ING SERIES FUND, INC.

ING Global Target Payment Fund (“Fund”)

Supplement dated November 13, 2009

to the Fund’s Class A Prospectus, Class C Prospectus and Class I and Class W Prospectus

(each a “Prospectus and collectively “Prospectuses”)

each dated February 27, 2009

Effective November 13, 2009, Stéphane Arvanitis and Heather Hackett are added as co-portfolio managers to the Fund. The Fund’s Prospectuses are amended as follows:

1.                                       The fifth paragraph in the section entitled “Management of the Fund — Adviser and Sub-Adviser — ING Investment Management Co.” found on page 29 of the Class A Prospectus and Class C Prospectus and found on page 27 of the Class I and Class W Prospectus is hereby deleted and replaced with the following:

The following individuals are jointly and primarily responsible for the day-to-day management of ING Global Target Payment Fund. Mr. Zemsky has solely managed the Fund since August 2008 and has co-managed the Fund since November 2009.  Mr. Arvanitis and Ms. Hackett have co-managed the Fund since November 2009.

2.                                       The following paragraphs are added to the section entitled “Management of the Fund — Adviser and Sub-Adviser — ING Investment Management Co.” found on page 29 of the Class A Prospectus and Class C Prospectus and found on page 27 of the Class I and Class W Prospectus:

Stéphane Arvanitis, Portfolio Manager and Senior Vice President is head of ING’s Derivative Strategies group. ING’s Derivatives Strategies group is responsible for, among other things, derivatives portfolio management, closed-end funds, open-end funds and volatility arbitrage strategies. Mr. Arvanitis joined ING IM in July 2006 and was most recently Head of Volatility Arbitrage & Alpha strategies within ING’s proprietary investments group and brings with him 12 years of experience in the financial services and investment management industry.  Prior to joining ING IM, Mr. Arvanitis worked at ING USFS Wealth Management since February 2003, where he headed up the Structured Derivatives Strategies & Innovations department and was responsible for developing and managing sophisticated capital markets hedging and trading programs for performance guarantees offered in insurance products worldwide.  Mr. Arvanitis holds the Chartered Alternative Investment Analysts (“CAIA”) designation.

Heather Hackett, Portfolio Manager, has been with ING IM since 2005 and is primarily responsible for outcome oriented asset allocation products and customized portfolios for clients. She joined ING IM in 2005 as a Portfolio Specialist supporting the International Equity and Asset Allocation teams. Prior to joining ING IM, Ms. Hackett was an analyst in the Consulting Group of Smith Barney. Earlier in her career, she was a registered associate with Schroder & Co.

3.                                       The section entitled “Management of the Fund — Adviser and Sub-Adviser — Additional Information Regarding the Portfolio Manager” found on page 29 of the Class A Prospectus and Class C Prospectus and found on page 27 of the Class I and Class W Prospectus is hereby deleted and replaced with the following:

Additional Information Regarding the Portfolio Managers

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING SERIES FUND, INC.

ING Global Target Payment Fund (“Fund”)

Supplement dated November 13, 2009

to the Fund’s Class A, Class C, Class I and Class W

Statement of Additional Information (“SAI”)

dated February 27, 2009

Effective November 13, 2009, Stéphane Arvanitis and Heather Hackett are added as co-portfolio managers to the Fund. The Fund’s SAI is amended as follows:

1.                                       The name of the section entitled “Sub-Adviser — Portfolio Manager” is changed to “Sub-Adviser — Portfolio Managers.”

2.                                       The tables in the sections entitled “Sub-Adviser — Portfolio Managers — Other Accounts Managed” and “Sub-Adviser — Portfolio Managers — Ownership of Securities” found on page 68 and page 69, respectively of the Fund’s SAI are amended to include the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts(1)	Total Assets	Number of Accounts(1)	Total Assets
Stéphane Arvanitis (2)	0	$0	0	$0	0	$0
Heather Hackett (2)	24	$14,398,587,139	0	$0	0	$0

(2)          As of October 30, 2009.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Stéphane Arvanitis (1)	None
Heather Hackett (1)	None

(1)   As of October 30, 2009.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE